INCOME TAXES - Components of Benefit from Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of loss before benefit of income taxes
Domestic	$ (323)	$ (410)	$ (2,396)
Foreign	(701)	(524)	559
Loss before benefit from income taxes	(1,024)	(934)	(1,837)
Current:
Domestic	(23)	(8)	(12)
Foreign	74	(216)	(116)
Total	51	(224)	(128)
Deferred:
Domestic	20	9	(5)
Foreign	16	590	187
Total	36	599	182
(Provision for) benefit from income taxes	$ 87	$ 375	$ 54